Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Schedule of undiscounted cash payments

The undiscounted cash payments for each of the next five years as of December 31, 2023 is:

(In thousands)
2024	297
2025	166
2026	70
Total undiscounted payments	533
Less: effect of discounting	(28)
Discounted lease liabilities	505

Bandwidth purchase commitments
Commitments and contingencies
Schedule of undiscounted cash payments

(In thousands)	December 31, 2023
2024	195

Capital commitments
Commitments and contingencies
Schedule of undiscounted cash payments

(In thousands)	December 31, 2023
2024	7,851
2025 and after	59
7,910